UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Alexander Kymn

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31

Registrant is making a filing for 27 of its series:

Wells Fargo Growth Balanced Fund, Wells Fargo Moderate Balanced Fund, Wells Fargo C&B Large Cap Value Fund, Wells Fargo Diversified Equity Fund, Wells Fargo Emerging Growth Fund, Wells Fargo Index Fund, Wells Fargo International Value Fund, Wells Fargo Small Company Growth Fund, Wells Fargo Small Company Value Fund, Wells Fargo Dynamic Target Today Fund, Wells Fargo Dynamic Target 2015 Fund, Wells Fargo Dynamic Target 2020 Fund, Wells Fargo Dynamic Target 2025 Fund, Wells Fargo Dynamic Target 2030 Fund, Wells Fargo Dynamic Target 2035 Fund, Wells Fargo Dynamic Target 2040 Fund, Wells Fargo Dynamic Target 2045 Fund, Wells Fargo Dynamic Target 2050 Fund, Wells Fargo Dynamic Target 2055 Fund, Wells Fargo Dynamic Target 2060 Fund, Wells Fargo Core Bond Fund, Wells Fargo Real Return Fund, Wells Fargo WealthBuilder Conservative Allocation Fund, Wells Fargo WealthBuilder Growth Allocation Fund, Wells Fargo WealthBuilder Growth Balanced Fund, Wells Fargo WealthBuilder Moderate Balanced Fund, and Wells Fargo WealthBuilder Equity Fund.

Date of reporting period: August 31, 2018

ITEM 1. INVESTMENTS

Wells Fargo Growth Balanced Fund	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Shares	Value
Investment Companies : 99.80%
Affiliated Master Portfolios : 86.52%
Wells Fargo C&B Large Cap Value Portfolio		$6,605,884
Wells Fargo Core Bond Portfolio		16,935,086
Wells Fargo Diversified Large Cap Growth Portfolio		29,357,879
Wells Fargo Emerging Growth Portfolio		3,836,503
Wells Fargo International Growth Portfolio		26,665,581
Wells Fargo International Value Portfolio		25,849,268
Wells Fargo Large Company Value Portfolio		22,126,632
Wells Fargo Managed Fixed Income Portfolio		59,280,960
Wells Fargo Real Return Portfolio		8,467,414
Wells Fargo Small Company Growth Portfolio		3,753,275
Wells Fargo Small Company Value Portfolio		7,225,664
		210,104,146

Affiliated Stock Fund : 13.28%
Wells Fargo Disciplined U.S. Core Fund Class R6 (l)	1,724,229	32,243,090

Total Investment Companies (Cost $212,068,809)		242,347,236

		Yield	Maturity date	Principal
Short-Term Investments : 0.24%
U.S. Treasury Securities : 0.24%
U.S. Treasury Bill (z)#		0.64%	9-6-2018	$592,000	591,938

Total Short-Term Investments (Cost $591,937)					591,938

Total investments in securities (Cost $212,660,747)	100.04%				242,939,174
Other assets and liabilities, net	(0.04)				(92,793)

Total net assets	100.00%				$242,846,381

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	84	9-21-2018	$11,705,992	$12,188,820	$482,828	$0
Short
10-Year U.S. Treasury Note	(50)	12-19-2018	(6,019,777)	(6,013,281)	6,496	0

					$489,324	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Affiliated Stock Fund
Wells Fargo Disciplined U.S. Core Fund Class R6	1,767,866	0	43,637	1,724,229	$32,243,090	13.28%

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period	% of net assets
Wells Fargo C&B Large Cap Value Portfolio	2%		1%		$6,605,884
Wells Fargo Core Bond Portfolio	0	*	0	*	16,935,086
Wells Fargo Diversified Large Cap Growth Portfolio	33		8		29,357,879
Wells Fargo Emerging Growth Portfolio	0	*	0	*	3,836,503
Wells Fargo International Growth Portfolio	59		8		26,665,581
Wells Fargo International Value Portfolio	3		2		25,849,268
Wells Fargo Large Company Value Portfolio	35		8		22,126,632
Wells Fargo Managed Fixed Income Portfolio	54		8		59,280,960
Wells Fargo Real Return Portfolio	6		4		8,467,414
Wells Fargo Small Company Growth Portfolio	0	*	0	*	3,753,275
Wells Fargo Small Company Value Portfolio	4		3		7,225,664

					$210,104,146	86.52%

*	The amount owned is less than 0.5%.

Wells Fargo Growth Balanced Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Investments in Underlying Funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Investment companies	$32,243,090	0	0	$32,243,090
Short-term investments
U.S. Treasury securities	591,938	0	0	591,938
Investments measured at net asset value*				210,104,146

	32,835,028	0	0	242,939,174
Futures contracts	489,324	0	0	489,324

Total assets	$33,324,352	$0	$0	$243,428,498

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in the affiliated Master Portfolios are valued at $210,104,146. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective

Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal

Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation

Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo International Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Managed Fixed Income Portfolio	Seeks consistent fixed-income returns

Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term

Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Moderate Balanced Fund	Portfolio of investments — August 31, 2018 (unaudited)

Security name					Value
Investment Companies : 99.77%
Affiliated Master Portfolios : 99.77%
Wells Fargo C&B Large Cap Value Portfolio					$4,890,441
Wells Fargo Core Bond Portfolio					14,247,831
Wells Fargo Disciplined Large Cap Portfolio					16,204,185
Wells Fargo Diversified Large Cap Growth Portfolio					14,988,948
Wells Fargo Emerging Growth Portfolio					1,552,403
Wells Fargo International Growth Portfolio					6,128,973
Wells Fargo International Value Portfolio					5,912,824
Wells Fargo Large Company Value Portfolio					9,834,291
Wells Fargo Managed Fixed Income Portfolio					49,874,275
Wells Fargo Real Return Portfolio					7,119,779
Wells Fargo Small Company Growth Portfolio					1,524,564
Wells Fargo Small Company Value Portfolio					2,930,517
Wells Fargo Stable Income Portfolio					23,753,807
Total Investment Companies (Cost $146,951,423)					158,962,838

		Yield	Maturity date	Principal
Short-Term Investments : 0.24%
U.S. Treasury Securities : 0.24%
U.S. Treasury Bill #(z)		0.64%	9-6-2018	$383,000	382,960

Total Short-Term Investments (Cost $382,959)					382,960

Total investments in securities (Cost $147,334,382)	100.01%				159,345,798
Other assets and liabilities, net	(0.01)				(20,640)

Total net assets	100.00%				$159,325,158

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	55	9-21-2018	$7,664,638	$7,980,775	$316,137	$0
Short
10-Year U.S. Treasury Notes	(33)	12-19-2018	(3,973,053)	(3,968,766)	4,287	0

					$320,424	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Affiliated Stock Fund
Wells Fargo Disciplined U.S. Core Fund Class R6*	884,580	0	884,580	0	$0	0.00%

*	No longer held at the end of the period.

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period	% of net assets
Wells Fargo C&B Large Cap Value Portfolio	1%		1%		$4,890,441
Wells Fargo Core Bond Portfolio	0	*	0	*	14,247,831
Wells Fargo Disciplined Large Cap Portfolio	0		4		16,204,185
Wells Fargo Diversified Large Cap Growth Portfolio	17		4		14,988,948
Wells Fargo Emerging Growth Portfolio	0	*	0	*	1,552,403
Wells Fargo International Growth Portfolio	14		2		6,128,973
Wells Fargo International Value Portfolio	1		0	*	5,912,824
Wells Fargo Large Company Value Portfolio	15		3		9,834,291
Wells Fargo Managed Fixed Income Portfolio	46		7		49,874,275
Wells Fargo Real Return Portfolio	5		3		7,119,779
Wells Fargo Small Company Growth Portfolio	0	*	0	*	1,524,564
Wells Fargo Small Company Value Portfolio	2		1		2,930,517
Wells Fargo Stable Income Portfolio	100		100		23,753,807

					$158,962,838	99.77%

*	The amount owned is less than 0.5%.

Wells Fargo Moderate Balanced Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Short-term investments
U.S. Treasury securities	$382,960	$0	$0	$382,960
Investments measured at net asset value*				$158,962,838

	382,960	0	0	159,345,798
Futures contracts	320,424	0	0	320,424

Total assets	$703,384	$0	$0	$159,666,222

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in the affiliated Master Portfolios are valued at $158,962,838. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective

Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal

Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation

Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation

Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo International Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Managed Fixed Income Portfolio	Seeks consistent fixed-income returns

Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term

Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Stable Income Portfolio	Seeks current income consistent with capital preservation

Wells Fargo C&B Large Cap Value Fund	Portfolio of investments — August 31, 2018 (unaudited)

Security name		Value
Investment Companies : 99.67%
Affiliated Master Portfolio : 99.67%
Wells Fargo C&B Large Cap Value Portfolio		$362,043,778

Total Investment Companies (Cost $281,756,830)		362,043,778

Total investments in securities (Cost $281,756,830)	99.67%	362,043,778
Other assets and liabilities, net	0.33	1,188,689

Total net assets	100.00%	$363,232,467

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo C&B Large Cap Value Portfolio	93%	79%	$362,043,778	99.67%

Wells Fargo C&B Large Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31, 2018, the Fund’s investment in Wells Fargo C&B Large Cap Value Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2018, the affiliated Master Portfolio valued at $362,043,778 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Diversified Equity Fund	Portfolio of investments — August 31, 2018 (unaudited)

Security name		Value
Investment Companies : 100.03%
Affiliated Master Portfolios : 100.03%
Wells Fargo C&B Large Cap Value Portfolio		$14,664,351
Wells Fargo Diversified Large Cap Growth Portfolio		45,001,194
Wells Fargo Emerging Growth Portfolio		4,680,863
Wells Fargo Index Portfolio		44,880,992
Wells Fargo International Growth Portfolio		12,512,910
Wells Fargo International Value Portfolio		12,060,604
Wells Fargo Large Company Value Portfolio		29,515,932
Wells Fargo Small Company Growth Portfolio		4,583,158
Wells Fargo Small Company Value Portfolio		8,809,163
Total Investment Companies (Cost $142,049,129)		176,709,167

Total investments in securities (Cost $142,049,129)	100.03%	176,709,167
Other assets and liabilities, net	(0.03)	(47,294)

Total net assets	100.00%	$176,661,873

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period	% of net assets
Wells Fargo C&B Large Cap Value Portfolio	4%		3%		$14,664,351
Wells Fargo Diversified Large Cap Growth Portfolio	50		12		45,001,194
Wells Fargo Emerging Growth Portfolio	1		0	*	4,680,863
Wells Fargo Index Portfolio	3		3		44,880,992
Wells Fargo International Growth Portfolio	28		4		12,512,910
Wells Fargo International Value Portfolio	1		1		12,060,604
Wells Fargo Large Company Value Portfolio	46		10		29,515,932
Wells Fargo Small Company Growth Portfolio	0	*	0	*	4,583,158
Wells Fargo Small Company Value Portfolio	5		4		8,809,163

					$176,709,167	100.03%

*	The amount owned is less than 0.5%

Wells Fargo Diversified Equity Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds employing a “multi-style” equity investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of August 31, 2018, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective

Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal

Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Index Portfolio	Seeks to replicate the total return of the S&P 500 Index, before fees and expenses

Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo International Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

At August 31, 2018, the affiliated Master Portfolios in aggregate were valued at $176,709,167, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Emerging Growth Fund	Portfolio of investments — August 31, 2018 (unaudited)

Security name		Value
Investment Companies : 99.91%
Affiliated Master Portfolio : 99.91%
Wells Fargo Emerging Growth Portfolio		$927,944,251

Total Investment Companies (Cost $562,209,140)		927,944,251

Total investments in securities (Cost $562,209,140)	99.91%	927,944,251
Other assets and liabilities, net	0.09	862,391

Total net assets	100.00%	$928,806,642

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Emerging Growth Portfolio	93%	90%	$927,944,251	99.91%

Wells Fargo Emerging Growth Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31, 2018, the Fund’s investment in Wells Fargo Emerging Growth Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2018, the affiliated Master Portfolio valued at $927,944,251, does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Index Fund	Portfolio of investments — August 31, 2018 (unaudited)

Security name		Value
Investment Companies : 100.16%
Affiliated Master Portfolio : 100.16%
Wells Fargo Index Portfolio		$1,637,140,353

Total Investment Companies (Cost $355,190,270)		1,637,140,353

Total investments in securities (Cost $355,190,270)	100.16%	1,637,140,353
Other assets and liabilities, net	(0.16)	(2,642,368)

Total net assets	100.00%	$1,634,497,985

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Index Portfolio	97%	97%	$1,637,140,353	100.16%

Wells Fargo Index Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31, 2018, the Fund’s investment in Wells Fargo Index Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the S&P 500 Index, before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2018, the affiliated Master Portfolio valued at $1,637,140,353, does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo International Value Fund	Portfolio of investments — August 31, 2018 (unaudited)

Security name		Value
Investment Companies : 99.81%
Affiliated Master Portfolio : 99.81%
Wells Fargo International Value Portfolio		$885,568,824

Total Investment Companies (Cost $853,379,667)		885,568,824

Total investments in securities (Cost $853,379,667)	99.81%	885,568,824
Other assets and liabilities, net	0.19	1,656,738

Total net assets	100.00%	$887,225,562

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo International Value Portfolio	95%	73%	$885,568,824	99.81%

Wells Fargo International Value Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31, 2018, the Fund’s investment in Wells Fargo International Value Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2018, the affiliated Master Portfolio valued at $885,568,824 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Small Company Growth Fund	Portfolio of investments — August 31, 2018 (unaudited)

Security name		Value
Investment Companies : 100.18%
Affiliated Master Portfolio : 100.18%
Wells Fargo Small Company Growth Portfolio		$2,232,091,750

Total Investment Companies (Cost $1,493,159,852)		2,232,091,750

Total investments in securities (Cost $1,493,159,852)	100.18%	2,232,091,750
Other assets and liabilities, net	(0.18)	(3,946,587)

Total net assets	100.00%	$2,228,145,163

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Small Company Growth Portfolio	99%	98%	$2,232,091,750	100.18%

Wells Fargo Small Company Growth Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31, 2018, the Fund’s investment in Wells Fargo Small Company Growth Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2018, the affiliated Master Portfolio valued at $2,232,091,750 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Small Company Value Fund	Portfolio of investments — August 31, 2018 (unaudited)

Security name		Value
Investment Companies : 99.55%
Affiliated Master Portfolio : 99.55%
Wells Fargo Small Company Value Portfolio		$123,104,888

Total Investment Companies (Cost $118,274,439)		123,104,888

Total investments in securities (Cost $118,274,439)	99.55%	123,104,888
Other assets and liabilities, net	0.45	562,134

Total net assets	100.00%	$123,667,022

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Small Company Value Portfolio	87%	57%	$123,104,888	99.55%

Wells Fargo Small Company Value Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31, 2018, the Fund’s investment in Wells Fargo Small Company Value Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2018, the affiliated Master Portfolio valued at $123,104,888 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Dynamic Target Today Fund	Portfolio of investments — August 31, 2018 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds : 29.03%
iShares Global Infrastructure ETF				2,656	$113,199
Schwab International Equity ETF				6,638	220,647
Schwab U.S. Aggregate Bond ETF				12,564	637,119
Schwab U.S. Broad Market ETF				7,710	543,786
Schwab U.S. REIT ETF				4,172	180,481
Total Exchange-Traded Funds (Cost $1,496,874)					1,695,232

Investment Companies : 70.87%
Affiliated Master Portfolios : 24.03%
Wells Fargo C&B Large Cap Value Portfolio					96,432
Wells Fargo Core Bond Portfolio					765,995
Wells Fargo Large Company Value Portfolio					96,420
Wells Fargo Real Return Portfolio					318,709
Wells Fargo Small Company Growth Portfolio					63,579
Wells Fargo Small Company Value Portfolio					61,640
					1,402,775

Bond Funds : 25.16%
Wells Fargo International Bond Fund Class R6 (l)†				32,048	318,876
Wells Fargo Short Term Bond Fund Class R6 (l)				66,482	575,732
Wells Fargo Strategic Income Fund Institutional Class (l)				61,193	574,604
					1,469,212

Stock Funds : 21.68%
Calamos Market Neutral Income Fund Class I				21,608	290,846
Wells Fargo Diversified International Fund Class R6 (l)				19,590	258,785
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				10,743	117,955
Wells Fargo Endeavor Select Fund Institutional Class (l)				13,332	146,256
Wells Fargo Enterprise Fund Class R6 (l)†				1,801	105,001
Wells Fargo Intrinsic Value Fund Class R6 (l)				7,378	97,025
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				8,785	146,977
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				2,640	102,868
					1,265,713

Total Investment Companies (Cost $3,947,556)					4,137,700

		Yield	Maturity date	Principal
Short-Term Investments : 0.24%
U.S. Treasury Securities : 0.24%
U.S. Treasury Bill #(z)		0.63%	9-6-2018	$14,000	13,999

Total Short-Term Investments (Cost $13,999)					13,999

Total investments in securities (Cost $5,458,429)	100.14%				5,846,931
Other assets and liabilities, net	(0.14)				(8,146)

Total net assets	100.00%				$5,838,785

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

ETF	Exchange-traded fund
REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	2	9-21-2018	$278,714	$290,210	$11,496	$0
Short
10-Year U.S. Treasury Notes	(1)	12-19-2018	(120,396)	(120,266)	130	0

					$11,626	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo International Bond Fund Class R6 †	31,153	1,565	670	32,048	$318,876
Wells Fargo Short-Term Bond Fund Institutional Class*	66,050	1,381	67,431	0	0
Wells Fargo Short-Term Bond Fund Class R6	0	66,592	110	66,482	575,732
Wells Fargo Strategic Income Fund Institutional Class	60,363	2,070	1,240	61,193	574,604
					1,469,212	25.16%

Stock Funds
Wells Fargo Diversified International Fund Class R6	18,777	813	0	19,590	258,785
Wells Fargo Emerging Markets Equity Income Fund Class R6	9,926	817	0	10,743	117,955
Wells Fargo Endeavor Select Fund Institutional Class	14,233	0	901	13,332	146,256
Wells Fargo Enterprise Fund Class R6 †	1,898	0	97	1,801	105,001
Wells Fargo Intrinsic Value Fund Class R6	7,673	0	295	7,378	97,025
Wells Fargo Premier Large Company Growth Fund Class R6 †	9,398	0	613	8,785	146,977
Wells Fargo Special Mid Cap Value Fund Class R6	2,691	0	51	2,640	102,868
					974,867	16.70

					$2,444,079	41.86%

*	No longer held at the end of the period.
†	Non-income-earning security

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period	% of net assets
Wells Fargo C&B Large Cap Value Portfolio	0.02%		0.02%		$96,432
Wells Fargo Core Bond Portfolio	0.01		0.01		765,995
Wells Fargo Large Company Value Portfolio	0.15		0.03		96,420
Wells Fargo Real Return Portfolio	0.22		0.14		318,709
Wells Fargo Small Company Growth Portfolio	0.00	*	0.00	*	63,579
Wells Fargo Small Company Value Portfolio	0.04		0.03		61,640

					$1,402,775	24.03%

*	The amount owned is less than 0.005%.

Wells Fargo Dynamic Target Today Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$1,695,232	$0	$0	$1,695,232
Investment companies	2,734,925	0	0	2,734,925
Short-term investments
U.S. Treasury securities	13,999	0	0	13,999
Investments measured at net asset value*				1,402,775

	4,444,156	0	0	5,846,931
Futures contracts	11,626	0	0	11,626

Total assets	$4,455,782	$0	$0	$5,858,557

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s aggregated investments in affiliated Master Portfolios are valued at $1,402,775. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective

Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal

Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation

Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term

Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Dynamic Target 2015 Fund	Portfolio of investments — August 31, 2018 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds : 30.43%
iShares Global Infrastructure ETF				2,755	$117,418
Schwab International Equity ETF				9,262	307,869
Schwab U.S. Aggregate Bond ETF				10,312	522,922
Schwab U.S. Broad Market ETF				10,795	761,370
Schwab U.S. REIT ETF				3,220	139,297
Total Exchange-Traded Funds (Cost $1,574,397)					1,848,876

Investment Companies : 69.52%
Affiliated Master Portfolios : 22.08%
Wells Fargo C&B Large Cap Value Portfolio					135,396
Wells Fargo Core Bond Portfolio					630,837
Wells Fargo Large Company Value Portfolio					135,530
Wells Fargo Real Return Portfolio					263,602
Wells Fargo Small Company Growth Portfolio					89,610
Wells Fargo Small Company Value Portfolio					86,492
					1,341,467

Bond Funds : 19.98%
Wells Fargo International Bond Fund Class R6 (l)†				26,504	263,718
Wells Fargo Short Term Bond Fund Class R6 (l)				54,896	475,396
Wells Fargo Strategic Income Fund Institutional Class (l)				50,549	474,653
					1,213,767

Stock Funds : 27.46%
Calamos Market Neutral Income Fund Class I				22,360	300,963
Wells Fargo Diversified International Fund Class R6 (l)				27,459	362,735
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				15,060	165,354
Wells Fargo Endeavor Select Fund Institutional Class (l)				18,749	205,676
Wells Fargo Enterprise Fund Class R6 (l)†				2,514	146,582
Wells Fargo Intrinsic Value Fund Class R6 (l)				10,374	136,424
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				12,383	207,172
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				3,677	143,311
					1,668,217

Total Investment Companies (Cost $3,957,858)					4,223,451

		Yield	Maturity date	Principal
Short-Term Investments : 0.23%
U.S. Treasury Securities : 0.23%
U.S. Treasury Bill #(z)		0.63%	9-6-2018	$14,000	13,999

Total Short-Term Investments (Cost $13,999)					13,999

Total investments in securities (Cost $5,546,254)	100.18%				6,086,326
Other assets and liabilities, net	(0.18)				(11,223)

Total net assets	100.00%				$6,075,103

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

ETF	Exchange-traded fund
REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	2	9-21-2018	$278,714	$290,210	$11,496	$0
Short
10-Year U.S. Treasury Notes	(1)	12-19-2018	(120,396)	(120,266)	130	0

					$11,626	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationaships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment companies
Bond Funds
Wells Fargo International Bond Fund Class R6 †	25,533	1,598	627	26,504	$263,718
Wells Fargo Short-Term Bond Fund Institutional Class *	54,017	1,750	55,767	0	0
Wells Fargo Short-Term Bond Fund Class R6	0	55,016	120	54,896	475,396
Wells Fargo Strategic Income Fund Institutional Class	49,403	2,239	1,093	50,549	474,653
					1,213,767	19.98%

Stock Funds
Wells Fargo Diversified International Fund Class R6	26,323	1,136	0	27,459	362,735
Wells Fargo Emerging Markets Equity Income Fund Class R6	13,894	1,166	0	15,060	165,354
Wells Fargo Endeavor Select Fund Institutional Class	20,172	0	1,423	18,749	205,676
Wells Fargo Enterprise Fund Class R6 †	2,663	0	149	2,514	146,582
Wells Fargo Intrinsic Value Fund Class R6	10,817	0	443	10,374	136,424
Wells Fargo Premier Large Company Growth Fund Class R6 †	13,316	43	976	12,383	207,172
Wells Fargo Special Mid Cap Value Fund Class R6	3,750	0	73	3,677	143,311
					1,367,254	22.51

					$2,581,021	42.49%

*	No longer held at the end of the period.
†	Non-income-earning security

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period	% of net assets
Wells Fargo C&B Large Cap Value Portfolio	0.03%		0.03%		$135,396
Wells Fargo Core Bond Portfolio	0.01		0.01		630,837
Wells Fargo Large Company Value Portfolio	0.22		0.05		135,530
Wells Fargo Real Return Portfolio	0.18		0.12		263,602
Wells Fargo Small Company Growth Portfolio	0.00	*	0.00	*	89,610
Wells Fargo Small Company Value Portfolio	0.05		0.04		86,492

					$1,341,467	22.08%

*	The amount owned is less than 0.005%.

Wells Fargo Dynamic Target 2015 Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$1,848,876	$0	$0	$1,848,876
Investment companies	2,881,984	0	0	2,881,984
Short-term investments
U.S. Treasury securities	13,999	0	0	13,999
Investments measured at net asset value*				1,341,467

	4,744,859	0	0	6,086,326
Futures contracts	11,626	0	0	11,626

Total assets	$4,756,485	$0	$0	$6,097,952

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s aggregated investments in affiliated Master Portfolios are valued at $1,341,467. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective

Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal

Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation

Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term

Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Dynamic Target 2020 Fund	Portfolio of investments — August 31, 2018 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds : 31.41%
iShares Global Infrastructure ETF				2,078	$88,564
Schwab International Equity ETF				11,376	378,138
Schwab U.S. Aggregate Bond ETF				8,580	435,092
Schwab U.S. Broad Market ETF				13,150	927,469
Schwab U.S. REIT ETF				2,953	127,747
Total Exchange-Traded Funds (Cost $1,633,892)					1,957,010

Investment Companies : 68.34%
Affiliated Master Portfolios : 20.57%
Wells Fargo C&B Large Cap Value Portfolio					163,892
Wells Fargo Core Bond Portfolio					523,315
Wells Fargo Large Company Value Portfolio					163,966
Wells Fargo Real Return Portfolio					217,584
Wells Fargo Small Company Growth Portfolio					108,113
Wells Fargo Small Company Value Portfolio					104,966
					1,281,836

Bond Funds : 16.10%
Wells Fargo International Bond Fund Class R6 (l)†				21,885	217,759
Wells Fargo Short Term Bond Fund Class R6 (l)				45,414	393,283
Wells Fargo Strategic Income Fund Institutional Class (l)				41,792	392,425
					1,003,467

Stock Funds : 31.67%
Calamos Market Neutral Income Fund Class I				22,959	309,031
Wells Fargo Diversified International Fund Class R6 (l)				33,574	443,519
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				18,529	203,450
Wells Fargo Endeavor Select Fund Institutional Class (l)				22,610	248,028
Wells Fargo Enterprise Fund Class R6 (l)†				3,074	179,226
Wells Fargo Intrinsic Value Fund Class R6 (l)				12,540	164,907
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				14,894	249,177
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				4,513	175,879
					1,973,217

Total Investment Companies (Cost $3,950,693)					4,258,520

		Yield	Maturity date	Principal
Short-Term Investments : 0.22%
U.S. Treasury Securities : 0.22%
U.S. Treasury Bill #(z)		0.63%	9-6-2018	$14,000	13,999

Total Short-Term Investments (Cost $13,999)					13,999

Total investments in securities (Cost $5,598,584)	99.97%				6,229,529
Other assets and liabilities, net	0.03				1,696

Total net assets	100.00%				$6,231,225

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

ETF	Exchange-traded fund
REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	2	9-21-2018	$278,714	$290,210	$11,496	$0
Short
10-Year U.S. Treasury Notes	(1)	12-19-2018	(120,396)	(120,266)	130	0

					$11,626	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment companies
Bond Funds
Wells Fargo International Bond Fund Class R6 †	21,256	1,268	639	21,885	$217,759
Wells Fargo Short-Term Bond Fund Institutional Class *	44,996	1,281	46,277	0	0
Wells Fargo Short-Term Bond Fund Class R6	0	45,502	88	45,414	393,283
Wells Fargo Strategic Income Fund Institutional Class	41,137	1,744	1,089	41,792	392,425
					1,003,467	16.10%

Stock Funds
Wells Fargo Diversified International Fund Class R6	32,478	1,211	115	33,574	443,519
Wells Fargo Emerging Markets Equity Income Fund Class R6	17,211	1,318	0	18,529	203,450
Wells Fargo Endeavor Select Fund Institutional Class	24,422	0	1,812	22,610	248,028
Wells Fargo Enterprise Fund Class R6 †	3,275	0	201	3,074	179,226
Wells Fargo Intrinsic Value Fund Class R6	13,185	0	645	12,540	164,907
Wells Fargo Premier Large Company Growth Fund Class R6 †	16,124	10	1,240	14,894	249,177
Wells Fargo Special Mid Cap Value Fund Class R6	4,646	0	133	4,513	175,879
					1,664,186	26.71

					$2,667,653	42.81%

*	No longer held at the end of the period.
†	Non-income-earning security

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period		Value, end of period
Wells Fargo C&B Large Cap Value Portfolio	0.04%	0.04%		$163,892
Wells Fargo Core Bond Portfolio	0.01	0.01		523,315
Wells Fargo Large Company Value Portfolio	0.26	0.06		163,966
Wells Fargo Real Return Portfolio	0.15	0.10		217,584
Wells Fargo Small Company Growth Portfolio	0.01	0.00	*	108,113
Wells Fargo Small Company Value Portfolio	0.07	0.05		104,966

				$1,281,836	20.57%

*	The amount owned is less than 0.005%.

Wells Fargo Dynamic Target 2020 Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$1,957,010	$0	$0	$1,957,010
Investment companies	2,976,684	0	0	2,976,684
Short-term investments
U.S. Treasury securities	13,999	0	0	13,999
Investments measured at net asset value*				1,281,836

	4,947,693	$0	$0	$6,229,529
Futures contracts	11,626	0	0	11,626

Total assets	$6,241,155	$0	$0	$6,241,155

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s aggregated investments in affiliated Master Portfolios are valued at $1,281,836. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal

Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation

Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term

Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Dynamic Target 2025 Fund	Portfolio of investments — August 31, 2018 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds : 32.38%
iShares Global Infrastructure ETF				1,736	$73,988
Schwab International Equity ETF				16,328	542,743
Schwab U.S. Aggregate Bond ETF				8,002	405,781
Schwab U.S. Broad Market ETF				18,600	1,311,858
Schwab U.S. REIT ETF				2,671	115,547
Total Exchange-Traded Funds (Cost $2,029,028)					2,449,917

Investment Companies : 68.18%
Affiliated Master Portfolios : 19.30%
Wells Fargo C&B Large Cap Value Portfolio					233,793
Wells Fargo Core Bond Portfolio					486,780
Wells Fargo Large Company Value Portfolio					233,611
Wells Fargo Real Return Portfolio					201,716
Wells Fargo Small Company Growth Portfolio					154,706
Wells Fargo Small Company Value Portfolio					149,896
					1,460,502

Bond Funds : 12.33%
Wells Fargo International Bond Fund Class R6 (l)†				20,268	201,664
Wells Fargo Short Term Bond Fund Class R6 (l)				42,241	365,807
Wells Fargo Strategic Income Fund Institutional Class (l)				38,873	365,015
					932,486

Stock Funds : 36.55%
Calamos Market Neutral Income Fund Class I				27,974	376,534
Wells Fargo Diversified International Fund Class R6 (l)				48,692	643,215
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				27,049	296,994
Wells Fargo Endeavor Select Fund Institutional Class (l)				32,213	353,379
Wells Fargo Enterprise Fund Class R6 (l)†				4,367	254,646
Wells Fargo Intrinsic Value Fund Class R6 (l)				17,844	234,651
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				21,289	356,160
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				6,421	250,242
					2,765,821

Total Investment Companies (Cost $4,787,225)					5,158,809

		Yield	Maturity date	Principal
Short-Term Investments : 0.18%
U.S. Treasury Securities : 0.18%
U.S. Treasury Bill #(z)		0.63%	9-6-2018	$14,000	13,999

Total Short-Term Investments (Cost $13,999)					13,999

Total investments in securities (Cost $6,830,252)	100.74%				7,622,725
Other assets and liabilities, net	(0.74)				(55,751)

Total net assets	100.00%				$7,566,974

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

ETF	Exchange-traded fund
REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	2	9-21-2018	$278,714	$290,210	$11,496	$0
Short
10-Year U.S. Treasury Notes	(1)	12-19-2018	(120,396)	(120,266)	130	0

					$11,626	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Bond funds
Wells Fargo International Bond Fund Class R6 †	18,750	1,919	401	20,268	$201,664
Wells Fargo Short-Term Bond Fund Institutional Class *	39,818	2,861	42,679	0	0
Wells Fargo Short-Term Bond Fund Class R6	0	42,346	105	42,241	365,807
Wells Fargo Strategic Income Fund Institutional Class	36,449	3,158	734	38,873	365,015
					932,486	12.33%

Stock funds
Wells Fargo Diversified International Fund Class R6	44,751	4,050	109	48,692	643,215
Wells Fargo Emerging Markets Equity Income Fund Class R6	23,820	3,428	199	27,049	296,994
Wells Fargo Endeavor Select Fund Institutional Class	33,222	287	1,296	32,213	353,379
Wells Fargo Enterprise Fund Class R6 †	4,442	47	122	4,367	254,646
Wells Fargo Intrinsic Value Fund Class R6	17,906	191	253	17,844	234,651
Wells Fargo Premier Large Company Growth Fund Class R6 †	21,924	386	1,021	21,289	356,160
Wells Fargo Special Mid Cap Value Fund Class R6	6,312	142	33	6,421	250,242
					2,389,287	31.57

					$3,321,773	43.90%

*	No longer held at the end of the period.
†	Non-income-earning security

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo C&B Large Cap Value Portfolio	0.06%	0.05%	$233,793
Wells Fargo Core Bond Portfolio	0.01	0.01	486,780
Wells Fargo Large Company Value Portfolio	0.36	0.08	233,611
Wells Fargo Real Return Portfolio	0.13	0.09	201,716
Wells Fargo Small Company Growth Portfolio	0.01	0.01	154,706
Wells Fargo Small Company Value Portfolio	0.09	0.07	149,896

			$1,460,502	19.30%

Wells Fargo Dynamic Target 2025 Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Exchange-traded funds	$2,449,917	$0	$0	$2,449,917
Investment companies	3,698,307	0	0	3,698,307
Short-term investments
U.S. Treasury securities	13,999	0	0	13,999
Investments measured at net asset value*				1,460,502

	6,162,223	0	0	7,622,725
Futures contracts	11,626	0	0	11,626

Total assets	$6,173,849	$0	$0	$7,634,351

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s aggregated investments in affiliated Master Portfolios are valued at $1,460,502. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective

Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal

Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation

Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term

Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Dynamic Target 2030 Fund	Portfolio of investments — August 31, 2018 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds : 33.18%
iShares Global Infrastructure ETF				783	$33,371
Schwab International Equity ETF				16,908	562,022
Schwab U.S. Aggregate Bond ETF				5,205	263,946
Schwab U.S. Broad Market ETF				19,787	1,395,577
Schwab U.S. REIT ETF				1,684	72,850
Total Exchange-Traded Funds (Cost $1,862,646)					2,327,766

Investment Companies : 67.45%
Affiliated Master Portfolios : 18.05%
Wells Fargo C&B Large Cap Value Portfolio					247,061
Wells Fargo Core Bond Portfolio					316,174
Wells Fargo Large Company Value Portfolio					247,251
Wells Fargo Real Return Portfolio					130,876
Wells Fargo Small Company Growth Portfolio					165,712
Wells Fargo Small Company Value Portfolio					159,323
					1,266,397

Bond Funds : 8.63%
Wells Fargo International Bond Fund Class R6 (l)†				13,155	130,896
Wells Fargo Short Term Bond Fund Class R6 (l)				27,436	237,594
Wells Fargo Strategic Income Fund Institutional Class (l)				25,231	236,920
					605,410

Stock Funds : 40.77%
Calamos Market Neutral Income Fund Class I				25,863	348,113
Wells Fargo Diversified International Fund Class R6 (l)				50,292	664,361
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				27,692	304,057
Wells Fargo Endeavor Select Fund Institutional Class (l)				34,486	378,312
Wells Fargo Enterprise Fund Class R6 (l)†				4,647	270,945
Wells Fargo Intrinsic Value Fund Class R6 (l)				18,971	249,465
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				22,727	380,224
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				6,797	264,871
					2,860,348

Total Investment Companies (Cost $4,323,504)					4,732,155

		Yield	Maturity date	Principal
Short-Term Investments : 0.20%
U.S. Treasury Securities : 0.20%
U.S. Treasury Bill #(z)		0.63%	9-6-2018	$14,000	13,999

Total Short-Term Investments (Cost $13,999)					13,999

Total investments in securities (Cost $6,200,149)	100.83%				7,073,920
Other assets and liabilities, net	(0.83)				(57,985)

Total net assets	100.00%				$7,015,935

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
ETF	Exchange-traded fund
REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	2	9-21-2018	$278,714	$290,210	$11,496	$0
Short
10-Year U.S. Treasury Notes	(1)	12-19-2018	(120,396)	(120,266)	130	0

					$11,626	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo International Bond Fund Class R6 †	12,419	1,184	448	13,155	$130,896
Wells Fargo Short-Term Bond Fund Institutional Class*	26,466	1,610	28,076	0	0
Wells Fargo Short-Term Bond Fund Class R6	0	27,679	243	27,436	237,594
Wells Fargo Strategic Income Fund Institutional Class	24,147	1,858	774	25,231	236,920
					605,410	8.63%

Stock Funds
Wells Fargo Diversified International Fund Class R6	47,505	2,787	0	50,292	664,361
Wells Fargo Emerging Markets Equity Income Fund Class R6	25,336	2,356	0	27,692	304,057
Wells Fargo Endeavor Select Fund Institutional Class	36,005	0	1,519	34,486	378,312
Wells Fargo Enterprise Fund Class R6 †	4,769	4	126	4,647	270,945
Wells Fargo Intrinsic Value Fund Class R6	19,233	61	323	18,971	249,465
Wells Fargo Premier Large Company Growth Fund Class R6 †	23,729	7	1,009	22,727	380,224
Wells Fargo Special Mid Cap Value Fund Class R6	6,819	38	60	6,797	264,871
					2,512,235	35.81

					$3,117,645	44.44%

*	No longer held at the end of the period.
†	Non-income-earning security

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo C&B Large Cap Value Portfolio	0.06%	0.05%	$247,061
Wells Fargo Core Bond Portfolio	0.01	0.01	316,174
Wells Fargo Large Company Value Portfolio	0.38	0.08	247,251
Wells Fargo Real Return Portfolio	0.09	0.06	130,876
Wells Fargo Small Company Growth Portfolio	0.01	0.01	165,712
Wells Fargo Small Company Value Portfolio	0.10	0.07	159,323

			$1,266,397	18.05%

Wells Fargo Dynamic Target 2030 Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$2,327,766	$0	$0	$2,327,766
Investment companies	3,465,758	0	0	3,465,758
Short-term investments
U.S. Treasury securities	13,999	0	0	13,999
Investments measured at net asset value*				1,266,397

	5,807,523	0	0	7,073,920
Futures contracts	11,626	0	0	11,626

Total assets	$5,819,149	$0	$0	$7,085,546

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s aggregated investments in affiliated Master Portfolios are valued at $1,266,397. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective

Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal

Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation

Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term

Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Dynamic Target 2035 Fund	Portfolio of investments — August 31, 2018 (unaudited)

Security name	Shares	Value
Exchange-Traded Funds : 33.80%
Schwab International Equity ETF	17,283	$574,487
Schwab U.S. Aggregate Bond ETF	3,219	163,235
Schwab U.S. Broad Market ETF	20,554	1,449,676
Schwab U.S. REIT ETF	732	31,666
Total Exchange-Traded Funds (Cost $1,733,637)		2,219,064

Investment Companies : 66.88%
Affiliated Master Portfolios : 17.03%
Wells Fargo C&B Large Cap Value Portfolio		252,848
Wells Fargo Core Bond Portfolio		195,756
Wells Fargo Large Company Value Portfolio		254,844
Wells Fargo Real Return Portfolio		80,808
Wells Fargo Small Company Growth Portfolio		170,421
Wells Fargo Small Company Value Portfolio		163,695
		1,118,372

Bond Funds : 5.71%
Wells Fargo International Bond Fund Class R6 (l)†	8,120	80,795
Wells Fargo Short Term Bond Fund Class R6 (l)	16,988	147,114
Wells Fargo Strategic Income Fund Institutional Class (l)	15,631	146,778
		374,687

Stock Funds : 44.14%
Calamos Market Neutral Income Fund Class I	24,234	326,185
Wells Fargo Diversified International Fund Class R6 (l)	50,899	672,379
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)	27,801	305,257
Wells Fargo Endeavor Select Fund Institutional Class (l)	35,675	391,350
Wells Fargo Enterprise Fund Class R6 (l)†	4,806	280,251
Wells Fargo Intrinsic Value Fund Class R6 (l)	19,623	258,037
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†	23,509	393,308
Wells Fargo Special Mid Cap Value Fund Class R6 (l)	6,960	271,250
		2,898,017

Total Investment Companies (Cost $3,956,687)		4,391,076

		Yield	Maturity date	Principal
Short-Term Investments : 0.22%
U.S. Treasury Securities : 0.22%
U.S. Treasury Bill #(z)		0.63%	9-6-2018	$14,000	13,999

Total Short-Term Investments (Cost $13,999)					13,999

Total investments in securities (Cost $5,704,323)	100.90%				6,624,139
Other assets and liabilities, net	(0.90)				(58,796)

Total net assets	100.00%				$6,565,343

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

ETF	Exchange-traded fund
REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	2	9-21-2018	$278,712	$290,210	$11,498	$0
Short
10-Year U.S. Treasury Notes	(1)	12-19-2018	(120,396)	(120,266)	130	0

					$11,628	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo International Bond Fund Class R6 †	7,674	818	372	8,120	$80,795
Wells Fargo Short-Term Bond Fund Institutional Class*	16,371	1,058	17,429	0	0
Wells Fargo Short-Term Bond Fund Class R6	0	17,088	100	16,988	147,114
Wells Fargo Strategic Income Fund Institutional Class	14,972	1,351	692	15,631	146,778
					374,687	5.71%

Stock Funds
Wells Fargo Diversified International Fund Class R6	49,185	1,714	0	50,899	672,379
Wells Fargo Emerging Markets Equity Income Fund Class R6	25,961	1,840	0	27,801	305,257
Wells Fargo Endeavor Select Fund Institutional Class	37,082	0	1,407	35,675	391,350
Wells Fargo Enterprise Fund Class R6 †	4,955	0	149	4,806	280,251
Wells Fargo Intrinsic Value Fund Class R6	19,940	2	319	19,623	258,037
Wells Fargo Premier Large Company Growth Fund Class R6 †	24,470	0	961	23,509	393,308
Wells Fargo Special Mid Cap Value Fund Class R6	6,966	8	14	6,960	271,250
					2,571,832	39.17

					$2,946,519	44.88%

*	No longer held at the end of the period.
†	Non-income-earning security

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period	% of net assets
Wells Fargo C&B Large Cap Value Portfolio	0.06%		0.06%		$252,848
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	195,756
Wells Fargo Large Company Value Portfolio	0.40		0.09		254,844
Wells Fargo Real Return Portfolio	0.05		0.04		80,808
Wells Fargo Small Company Growth Portfolio	0.01		0.01		170,421
Wells Fargo Small Company Value Portfolio	0.10		0.08		163,695

					$1,118,372	17.03%

*	The amount owned is less than 0.005%.

Wells Fargo Dynamic Target 2035 Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$2,219,064	$0	$0	$2,219,064
Investment companies	3,272,704	0	0	3,272,704
Short-term investments
U.S. Treasury securities	13,999	0	0	13,999
Investments measured at net asset value*				1,118,372

	5,505,767	0	0	6,624,139
Futures contracts	11,628	0	0	11,628

Total assets	$5,517,395	$0	$0	$6,635,767

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s aggregated investments in affiliated Master Portfolios are valued at $1,118,372. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal

Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation

Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term

Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Dynamic Target 2040 Fund	Portfolio of investments — August 31, 2018 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds : 33.94%
Schwab International Equity ETF				18,246	$606,497
Schwab U.S. Aggregate Bond ETF				2,046	103,753
Schwab U.S. Broad Market ETF				21,874	1,542,773
Total Exchange-Traded Funds (Cost $1,736,126)					2,253,023

Investment Companies : 65.99%
Affiliated Master Portfolios : 16.27%
Wells Fargo C&B Large Cap Value Portfolio					271,327
Wells Fargo Core Bond Portfolio					125,796
Wells Fargo Large Company Value Portfolio					272,659
Wells Fargo Real Return Portfolio					52,385
Wells Fargo Small Company Growth Portfolio					183,462
Wells Fargo Small Company Value Portfolio					174,615
					1,080,244

Bond Funds : 3.65%
Wells Fargo International Bond Fund Class R6 (l)†				5,340	53,135
Wells Fargo Short Term Bond Fund Class R6 (l)				10,936	94,704
Wells Fargo Strategic Income Fund Institutional Class (l)				10,063	94,490
					242,329

Stock Funds : 46.07%
Calamos Market Neutral Income Fund Class I				24,044	323,637
Wells Fargo Diversified International Fund Class R6 (l)				53,585	707,862
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				29,338	322,127
Wells Fargo Endeavor Select Fund Institutional Class (l)				38,186	418,903
Wells Fargo Enterprise Fund Class R6 (l)†				5,145	299,992
Wells Fargo Intrinsic Value Fund Class R6 (l)				20,986	275,970
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				25,148	420,723
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				7,433	289,681
					3,058,895
Total Investment Companies (Cost $3,919,416)					4,381,468

		Yield	Maturity date	Principal
Short-Term Investments : 0.21%
U.S. Treasury Securities : 0.21%
U.S. Treasury Bill #(z)		0.63%	9-6-2018	$14,000	13,999

Total Short-Term Investments (Cost $13,999)					13,999

Total investments in securities (Cost $5,669,541)	100.14%				6,648,490
Other assets and liabilities, net	(0.14)				(9,262)

Total net assets	100.00%				$6,639,228

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

ETF	Exchange-traded fund

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	2	9-21-2018	$278,714	$290,210	$11,496	$0
Short
10-Year U.S. Treasury Notes	(1)	12-19-2018	(120,396)	(120,266)	130	0

					$11,626	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo International Bond Fund Class R6 †	4,998	711	369	5,340	$53,135
Wells Fargo Short-Term Bond Fund Institutional Class*	10,460	877	11,337	0	0
Wells Fargo Short-Term Bond Fund Class R6	0	11,035	99	10,936	94,704
Wells Fargo Strategic Income Fund Institutional Class	9,567	1,118	622	10,063	94,490
					242,329	3.65%

Stock Funds
Wells Fargo Diversified International Fund Class R6	51,768	1,817	0	53,585	707,862
Wells Fargo Emerging Markets Equity Income Fund Class R6	27,568	1,770	0	29,338	322,127
Wells Fargo Endeavor Select Fund Institutional Class	39,834	0	1,648	38,186	418,903
Wells Fargo Enterprise Fund Class R6 †	5,302	0	157	5,145	299,992
Wells Fargo Intrinsic Value Fund Class R6	21,243	7	264	20,986	275,970
Wells Fargo Premier Large Company Growth Fund Class R6 †	26,244	0	1,096	25,148	420,723
Wells Fargo Special Mid Cap Value Fund Class R6	7,433	14	14	7,433	289,681
					2,735,258	41.20

					$2,977,587	44.85%

*	No longer held at the end of the period.
†	Non-income-earning security

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period	% of net assets
Wells Fargo C&B Large Cap Value Portfolio	0.07%		0.06%		$271,327
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	125,796
Wells Fargo Large Company Value Portfolio	0.42		0.09		272,659
Wells Fargo Real Return Portfolio	0.03		0.02		52,385
Wells Fargo Small Company Growth Portfolio	0.01		0.01		183,462
Wells Fargo Small Company Value Portfolio	0.11		0.08		174,615

					$1,080,244	16.27%

*	The amount owned is less than 0.005%.

Wells Fargo Dynamic Target 2040 Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$2,253,023	$0	$0	$2,253,023
Investment companies	3,301,224	0	0	3,301,224
Short-term investments
U.S. Treasury securities	13,999	0	0	13,999
Investments measured at net asset value*				1,080,244

	5,568,246	0	0	6,648,490
Futures contracts	11,626	0	0	11,626

Total assets	$5,579,872	$0	$0	$6,660,116

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s aggregated investments in affiliated Master Portfolios are valued at $1,080,244. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal

Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation

Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term

Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Dynamic Target 2045 Fund	Portfolio of investments — August 31, 2018 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds : 34.35%
Schwab International Equity ETF				18,626	$619,128
Schwab U.S. Aggregate Bond ETF				1,395	70,740
Schwab U.S. Broad Market ETF				22,046	1,554,904
Total Exchange-Traded Funds (Cost $1,725,210)					2,244,772

Investment Companies : 65.72%
Affiliated Master Portfolios : 15.78%
Wells Fargo C&B Large Cap Value Portfolio					273,002
Wells Fargo Core Bond Portfolio					86,210
Wells Fargo Large Company Value Portfolio					274,150
Wells Fargo Real Return Portfolio					35,873
Wells Fargo Small Company Growth Portfolio					185,104
Wells Fargo Small Company Value Portfolio					176,987
					1,031,326

Bond Funds : 2.55%
Wells Fargo International Bond Fund Class R6 (l)†				3,672	36,536
Wells Fargo Short Term Bond Fund Class R6 (l)				7,501	64,959
Wells Fargo Strategic Income Fund Institutional Class (l)				6,898	64,770
					166,265

Stock Funds : 47.39%
Calamos Market Neutral Income Fund Class I				23,824	320,671
Wells Fargo Diversified International Fund Class R6 (l)				55,132	728,291
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				30,229	331,909
Wells Fargo Endeavor Select Fund Institutional Class (l)				38,478	422,101
Wells Fargo Enterprise Fund Class R6 (l)†				5,155	300,565
Wells Fargo Intrinsic Value Fund Class R6 (l)				21,117	277,693
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				25,333	423,829
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				7,493	292,020
					3,097,079

Total Investment Companies (Cost $3,836,811)					4,294,670

Short-Term Investments : 0.22%
		Yield	Maturity date	Principal
U.S. Treasury Securities : 0.22%
U.S. Treasury Bill #(z)		0.63%	9-6-2018	$14,000	13,999

Total Short-Term Investments (Cost $13,999)					13,999

Total investments in securities (Cost $5,576,020)	100.29%				6,553,441
Other assets and liabilities, net	(0.29)				(18,650)

Total net assets	100.00%				$6,534,791

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

ETF	Exchange-traded fund

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	2	9-21-2018	$278,714	$290,210	$11,496	$0
Short
10-Year U.S. Treasury Notes	(1)	12-19-2018	(120,396)	(120,266)	130	0

					$11,626	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo International Bond Fund Class R6 †	3,470	535	333	3,672	$36,536
Wells Fargo Short-Term Bond Fund Institutional Class*	7,211	608	7,819	0	0
Wells Fargo Short-Term Bond Fund Class R6	0	7,610	109	7,501	64,959
Wells Fargo Strategic Income Fund Institutional Class	6,601	859	562	6,898	64,770
					166,265	2.55%

Stock Funds
Wells Fargo Diversified International Fund Class R6	52,806	2,326	0	55,132	728,291
Wells Fargo Emerging Markets Equity Income Fund Class R6	27,934	2,295	0	30,229	331,909
Wells Fargo Endeavor Select Fund Institutional Class	40,261	0	1,783	38,478	422,101
Wells Fargo Enterprise Fund Class R6 †	5,297	0	142	5,155	300,565
Wells Fargo Intrinsic Value Fund Class R6	21,336	40	259	21,117	277,693
Wells Fargo Premier Large Company Growth Fund Class R6 †	26,499	0	1,166	25,333	423,829
Wells Fargo Special Mid Cap Value Fund Class R6	7,462	47	16	7,493	292,020
					2,776,408	42.49

					$2,942,673	45.04%

*	No longer held at the end of the period.
†	Non-income-earning security

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period	% of net assets
Wells Fargo C&B Large Cap Value Portfolio	0.07%		0.06%		$273,002
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	86,210
Wells Fargo Large Company Value Portfolio	0.42		0.09		274,150
Wells Fargo Real Return Portfolio	0.02		0.02		35,873
Wells Fargo Small Company Growth Portfolio	0.01		0.01		185,104
Wells Fargo Small Company Value Portfolio	0.11		0.08		176,987

					$1,031,326	15.78%

*	The amount owned is less than 0.005%.

Wells Fargo Dynamic Target 2045 Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$2,244,772	$0	$0	$2,244,772
Investment companies	3,263,344	0	0	3,263,344
Short-term investments
U.S. Treasury securities	13,999	0	0	13,999
Investments measured at net asset value*				1,031,326

	5,522,115	0	0	6,553,441
Futures contracts	11,626	0	0	11,626

Total assets	$5,533,741	$0	$0	$6,565,067

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s aggregated investments in affiliated Master Portfolios are valued at $1,031,326. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal

Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation

Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term

Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Dynamic Target 2050 Fund	Portfolio of investments — August 31, 2018 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds : 34.60%
Schwab International Equity ETF				18,501	$614,973
Schwab U.S. Aggregate Bond ETF				1,256	63,692
Schwab U.S. Broad Market ETF				21,814	1,538,541
Total Exchange-Traded Funds (Cost $1,703,536)					2,217,206

Investment Companies : 65.73%
Affiliated Master Portfolios : 15.71%
Wells Fargo C&B Large Cap Value Portfolio					271,516
Wells Fargo Core Bond Portfolio					76,897
Wells Fargo Large Company Value Portfolio					271,861
Wells Fargo Real Return Portfolio					31,976
Wells Fargo Small Company Growth Portfolio					180,503
Wells Fargo Small Company Value Portfolio					174,295
					1,007,048

Bond Funds : 2.30%
Wells Fargo International Bond Fund Class R6 (l)†				3,210	31,940
Wells Fargo Short Term Bond Fund Class R6				6,673	57,789
Wells Fargo Strategic Income Fund Institutional Class (l)				6,141	57,662
					147,391

Stock Funds : 47.72%
Calamos Market Neutral Income Fund Class I				23,591	317,541
Wells Fargo Diversified International Fund Class R6 (l)				54,614	721,446
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				29,929	328,622
Wells Fargo Endeavor Select Fund Institutional Class (l)				37,719	413,778
Wells Fargo Enterprise Fund Class R6 (l)†				5,083	296,413
Wells Fargo Intrinsic Value Fund Class R6 (l)				20,876	274,518
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				24,833	415,463
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				7,442	290,021
					3,057,802

Total Investment Companies (Cost $3,758,563)					4,212,241

		Yield	Maturity date	Principal
Short-Term Investments : 0.22%
U.S. Treasury Securities : 0.22%
U.S. Treasury Bill #(z)		0.63%	9-6-2018	$14,000	13,999

Total Short-Term Investments (Cost $13,999)					13,999

Total investments in securities (Cost $5,476,098)	100.55%				6,443,446
Other assets and liabilities, net	(0.55)				(35,136)

Total net assets	100.00%				$6,408,310

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

ETF	Exchange-traded fund

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	2	9-21-2018	$278,714	$290,210	$11,496	$0
Short
10-Year U.S. Treasury Notes	(1)	12-19-2018	(120,396)	(120,266)	130	0

					$11,626	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo International Bond Fund Class R6 †	3,080	454	324	3,210	$31,940
Wells Fargo Short-Term Bond Fund Institutional Class*	6,522	573	7,095	0	0
Wells Fargo Short-Term Bond Fund Class R6	0	6,774	101	6,673	57,789
Wells Fargo Strategic Income Fund Institutional Class	5,967	757	583	6,141	57,662
					147,391	2.30%

Stock Funds
Wells Fargo Diversified International Fund Class R6	52,267	2,347	0	54,614	721,446
Wells Fargo Emerging Markets Equity Income Fund Class R6	27,692	2,237	0	29,929	328,622
Wells Fargo Endeavor Select Fund Institutional Class	40,193	0	2,474	37,719	413,778
Wells Fargo Enterprise Fund Class R6 †	5,295	0	212	5,083	296,413
Wells Fargo Intrinsic Value Fund Class R6	21,326	28	478	20,876	274,518
Wells Fargo Premier Large Company Growth Fund Class R6 †	26,450	4	1,621	24,833	415,463
Wells Fargo Special Mid Cap Value Fund Class R6	7,448	41	47	7,442	290,021
					2,740,261	42.76

					$2,887,652	45.06%

*	No longer held at the end of the period.
†	Non-income-earning security

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period	% of net assets
Wells Fargo C&B Large Cap Value Portfolio	0.07%		0.06%		$271,516
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	76,897
Wells Fargo Large Company Value Portfolio	0.42		0.09		271,861
Wells Fargo Real Return Portfolio	0.02		0.01		31,976
Wells Fargo Small Company Growth Portfolio	0.01		0.01		180,503
Wells Fargo Small Company Value Portfolio	0.11		0.08		174,295

					$1,007,048	15.71%

*	The amount owned is less than 0.005%.

Wells Fargo Dynamic Target 2050 Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$2,217,206	$0	$0	$2,217,206
Investment companies	3,205,193	0	0	3,205,193
Short-term investments
U.S. Treasury securities	13,999	0	0	13,999
Investments measured at net asset value*				1,007,048

	5,436,398	0	0	6,443,446
Futures contracts	11,626	0	0	11,626

Total assets	$5,448,024	$0	$0	$6,455,072

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s aggregated investments in affiliated Master Portfolios are valued at $1,007,048. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal

Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation

Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term

Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Dynamic Target 2055 Fund	Portfolio of investments — August 31, 2018 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds : 34.45%
Schwab International Equity ETF				18,207	$605,201
Schwab U.S. Aggregate Bond ETF				1,254	63,590
Schwab U.S. Broad Market ETF				21,663	1,527,891
Total Exchange-Traded Funds (Cost $1,686,249)					2,196,682

Investment Companies : 65.62%
Affiliated Master Portfolios : 15.70%
Wells Fargo C&B Large Cap Value Portfolio					267,901
Wells Fargo Core Bond Portfolio					76,773
Wells Fargo Large Company Value Portfolio					269,389
Wells Fargo Real Return Portfolio					31,941
Wells Fargo Small Company Growth Portfolio					181,928
Wells Fargo Small Company Value Portfolio					173,196
					1,001,128

Bond Funds : 2.31%
Wells Fargo International Bond Fund Class R6 (l)†				3,205	31,891
Wells Fargo Short Term Bond Fund Class R6 (l)				6,668	57,745
Wells Fargo Strategic Income Fund Institutional Class (l)				6,132	57,577
					147,213

Stock Funds : 47.61%
Calamos Market Neutral Income Fund Class I				23,231	312,690
Wells Fargo Diversified International Fund Class R6 (l)				53,730	709,768
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				29,430	323,142
Wells Fargo Endeavor Select Fund Institutional Class (l)				37,927	416,064
Wells Fargo Enterprise Fund Class R6 (l)†				5,080	296,209
Wells Fargo Intrinsic Value Fund Class R6 (l)				20,760	272,994
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				24,976	417,844
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				7,348	286,345
					3,035,056

Total Investment Companies (Cost $3,736,735)					4,183,397

		Yield	Maturity date	Principal
Short-Term Investments : 0.22%
U.S. Treasury Securities : 0.22%
U.S. Treasury Bill #(z)		0.63%	9-6-2018	$14,000	13,999

Total Short-Term Investments (Cost $13,999)					13,999

Total investments in securities (Cost $5,436,983)	100.29%				6,394,078
Other assets and liabilities, net	(0.29)				(18,720)

Total net assets	100.00%				$6,375,358

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

ETF	Exchange-traded fund

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	2	9-21-2018	$278,715	$290,210	$11,495	$0
Short
10-Year U.S. Treasury Notes	(1)	12-19-2018	(120,396)	(120,266)	130	0

					$11,625	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo International Bond Fund Class R6 †	3,030	504	329	3,205	$31,891
Wells Fargo Short-Term Bond Fund Institutional Class*	6,415	571	6,986	0	0
Wells Fargo Short-Term Bond Fund Class R6	0	6,790	122	6,668	57,745
Wells Fargo Strategic Income Fund Institutional Class	5,869	812	549	6,132	57,577
					147,213	2.31%

Stock Funds
Wells Fargo Diversified International Fund Class R6	51,370	2,360	0	53,730	709,768
Wells Fargo Emerging Markets Equity Income Fund Class R6	27,223	2,207	0	29,430	323,142
Wells Fargo Endeavor Select Fund Institutional Class	39,651	0	1,724	37,927	416,064
Wells Fargo Enterprise Fund Class R6 †	5,220	0	140	5,080	296,209
Wells Fargo Intrinsic Value Fund Class R6	20,960	32	232	20,760	272,994
Wells Fargo Premier Large Company Growth Fund Class R6 †	26,111	0	1,135	24,976	417,844
Wells Fargo Special Mid Cap Value Fund Class R6	7,316	43	11	7,348	286,345
					2,722,366	42.70

					$2,869,579	45.01%

*	No longer held at the end of the period.
†	Non-income-earning security

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period	% of net assets
Wells Fargo C&B Large Cap Value Portfolio	0.07%		0.06%		$267,901
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	76,773
Wells Fargo Large Company Value Portfolio	0.42		0.09		269,389
Wells Fargo Real Return Portfolio	0.02		0.01		31,941
Wells Fargo Small Company Growth Portfolio	0.01		0.01		181,928
Wells Fargo Small Company Value Portfolio	0.11		0.08		173,196

					$1,001,128	15.70%

*	Total amount owned is less than 0.005%.

Wells Fargo Dynamic Target 2055 Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$2,196,682	$0	$0	$2,196,682
Investment companies	3,182,269	0	0	3,182,269
Short-term investments
U.S. Treasury securities	13,999	0	0	13,999
Investments measured at net asset value*				1,001,128

	5,392,950	0	0	6,394,078
Futures contracts	11,625	0	0	11,625

Total assets	$5,404,575	$0	$0	$6,405,703

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s aggregated investments in affiliated Master Portfolios are valued at $1,001,128. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal

Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation

Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term

Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Dynamic Target 2060 Fund	Portfolio of investments — August 31, 2018 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds : 34.55%
Schwab International Equity ETF				18,558	$616,868
Schwab U.S. Aggregate Bond ETF				1,272	64,503
Schwab U.S. Broad Market ETF				21,935	1,547,076
Total Exchange-Traded Funds (Cost $1,710,831)					2,228,447

Investment Companies : 65.76%
Affiliated Master Portfolios : 15.74%
Wells Fargo C&B Large Cap Value Portfolio					273,135
Wells Fargo Core Bond Portfolio					77,853
Wells Fargo Large Company Value Portfolio					273,808
Wells Fargo Real Return Portfolio					32,390
Wells Fargo Small Company Growth Portfolio					182,664
Wells Fargo Small Company Value Portfolio					175,084
					1,014,934

Bond Funds : 2.31%
Wells Fargo International Bond Fund Class R6 (l)†				3,250	32,339
Wells Fargo Short Term Bond Fund Class R6 (l)				6,762	58,558
Wells Fargo Strategic Income Fund Institutional Class (l)				6,218	58,388
					149,285
Stock Funds : 47.71%
Calamos Market Neutral Income Fund Class I				23,595	317,593
Wells Fargo Diversified International Fund Class R6 (l)				54,802	723,935
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				30,111	330,621
Wells Fargo Endeavor Select Fund Institutional Class (l)				38,110	418,069
Wells Fargo Enterprise Fund Class R6 (l)†				5,138	299,572
Wells Fargo Intrinsic Value Fund Class R6 (l)				20,999	276,141
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				25,137	420,543
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				7,469	291,054
					3,077,528

Total Investment Companies (Cost $3,787,849)					4,241,747

		Yield	Maturity date	Principal
Short-Term Investments : 0.22%
U.S. Treasury Securities : 0.22%
U.S. Treasury Bill #(z)		0.63%	9-6-2018	$14,000	13,999

Total Short-Term Investments (Cost $13,999)					13,999

Total investments in securities (Cost $5,512,679)	100.53%				6,484,193
Other assets and liabilities, net	(0.53)				(34,378)

Total net assets	100.00%				$6,449,815

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

ETF	Exchange-traded fund

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	2	9-21-2018	$278,715	$290,210	$11,495	$0
Short
10-Year U.S. Treasury Notes	(1)	12-19-2018	(120,396)	(120,266)	130	0

					$11,625	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo International Bond Fund Class R6 †	3,093	491	334	3,250	$32,339
Wells Fargo Short-Term Bond Fund Institutional Class*	6,549	588	7,137	0	0
Wells Fargo Short-Term Bond Fund Class R6	0	6,875	113	6,762	58,558
Wells Fargo Strategic Income Fund Institutional Class	5,992	819	593	6,218	58,388
					149,285	2.31%

Stock Funds
Wells Fargo Diversified International Fund Class R6	52,343	2,459	0	54,802	723,935
Wells Fargo Emerging Markets Equity Income Fund Class R6	27,921	2,190	0	30,111	330,621
Wells Fargo Endeavor Select Fund Institutional Class	40,259	0	2,149	38,110	418,069
Wells Fargo Enterprise Fund Class R6 †	5,322	0	184	5,138	299,572
Wells Fargo Intrinsic Value Fund Class R6	21,445	13	459	20,999	276,141
Wells Fargo Premier Large Company Growth Fund Class R6 †	26,513	0	1,376	25,137	420,543
Wells Fargo Special Mid Cap Value Fund Class R6	7,502	35	68	7,469	291,054
					2,759,935	42.79

					$2,909,220	45.10%

*	No longer held at the end of the period.
†	Non-income-earning security

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period	% of net assets
Wells Fargo C&B Large Cap Value Portfolio	0.07%		0.06%		$273,135
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	77,853
Wells Fargo Large Company Value Portfolio	0.43		0.09		273,808
Wells Fargo Real Return Portfolio	0.02		0.01		32,390
Wells Fargo Small Company Growth Portfolio	0.01		0.01		182,664
Wells Fargo Small Company Value Portfolio	0.11		0.08		175,084

					$1,014,934	15.74%

*	Total amount owned is less than 0.005%.

Wells Fargo Dynamic Target 2060 Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds (collectively, the “Underlying Funds”) to gain exposure to the following asset classes: equity, fixed income, and alternative-style investments. The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$2,228,447	$0	$0	$2,228,447
Investment companies	3,226,813	0	0	3,226,813
Short-term investments
U.S. Treasury securities	13,999	0	0	13,999
Investments measured at net asset value*				1,014,934

	5,469,259	0	0	6,484,193
Futures contracts	11,625	0	0	11,625

Total assets	$5,480,884	$0	$0	$6,495,818

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s aggregated investments in affiliated Master Portfolios are valued at $1,014,934. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal

Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation

Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term

Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Core Bond Fund	Portfolio of investments — August 31, 2018 (unaudited)

Security name		Value
Investment Companies : 100.10%
Affiliated Master Portfolio : 100.10%
Wells Fargo Core Bond Portfolio		$5,339,429,361

Total Investment Companies (Cost $5,382,459,540)		5,339,429,361

Total investments in securities (Cost $5,382,459,540)	100.10%	5,339,429,361
Other assets and liabilities, net	(0.10)	(5,575,966)

Total net assets	100.00%	$5,333,853,395

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Core Bond Portfolio	95%	92%	$5,339,429,361	100.10%

Wells Fargo Core Bond Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31, 2018, the Fund’s investment in Wells Fargo Core Bond Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking total return, consisting of income and capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2018, the affiliated Master Portfolio valued at $5,339,429,361 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Real Return Fund	Portfolio of investments — August 31, 2018 (unaudited)

Security name		Value
Investment Companies : 99.55%
Affiliated Master Portfolio : 99.55%
Wells Fargo Real Return Portfolio		$71,124,986

Total Investment Companies (Cost $71,224,603)		71,124,986
Total investments in securities (Cost $71,224,603)	99.55%	71,124,986
Other assets and liabilities, net	0.45	322,697

Total net assets	100.00%	$71,447,683

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Real Return Portfolio	53%	32%	$71,124,986	99.55%

Wells Fargo Real Return Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31, 2018, the Fund’s investment in Wells Fargo Real Return Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking returns that exceed the rate of inflation over the long-term, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2018, the affiliated Master Portfolio valued at $71,124,986 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo WealthBuilder Conservative Allocation Fund	Portfolio of investments — August 31, 2018 (unaudited)

Security name			Shares	Value
Exchange-Traded Funds : 21.72%
iShares S&P 500 Index ETF			31,207	$9,126,175
Vanguard Intermediate-Term Corporate Bond ETF			351,251	29,564,796
Vanguard Short-Term Bond ETF			348,975	27,321,253
Total Exchange-Traded Funds (Cost $66,557,448)				66,012,224

Investment Companies : 77.97%
Affiliated Master Portfolios : 60.74%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio				34,130,583
Wells Fargo Core Bond Portfolio				72,777,747
Wells Fargo Disciplined Large Cap Portfolio				17,394,877
Wells Fargo Emerging Growth Portfolio				2,142,087
Wells Fargo Factor Enhanced Emerging Markets Portfolio				3,294,866
Wells Fargo Factor Enhanced International Portfolio				8,130,172
Wells Fargo Factor Enhanced Large Cap Portfolio				13,629,546
Wells Fargo Factor Enhanced Small Cap Portfolio				2,749,172
Wells Fargo High Yield Corporate Bond Portfolio				13,679,261
Wells Fargo Real Return Portfolio				13,644,703
Wells Fargo U.S. REIT Portfolio				3,046,070
				184,619,084

Alternative Investment Funds : 2.99%
AQR Managed Futures Strategy Fund Class R6 †			338,613	3,047,516
PIMCO CommodityRealReturn Strategy Fund Institutional Class			468,910	2,996,332
The Arbitrage Fund Class I			232,582	3,039,844
				9,083,692

Bond Funds : 8.90%
Federated Institutional High Yield Bond Fund Class R6			702,800	6,866,355
Oppenheimer International Bond Fund Class I			2,044,562	11,040,636
Wells Fargo High Yield Bond Fund Institutional Class (l)			1,393,179	4,569,627
Wells Fargo Short-Term High Yield Bond Fund Institutional Class (l)			572,332	4,567,210
				27,043,828

Stock Funds : 5.34%
Calamos Market Neutral Income Fund Class I			225,832	3,039,699
DFA International Small Cap Value Portfolio Institutional Class			55,722	1,190,219
Dodge & Cox International Stock Fund			68,442	2,958,052
T. Rowe Price International Discovery Fund Institutional Class			16,650	1,197,780
Wells Fargo Emerging Markets Equity Fund Class R6 (l)			48,174	1,166,284
Wells Fargo Endeavor Select Fund Institutional Class (l)			249,453	2,736,501
Wells Fargo Large Cap Growth Fund Class R6 (l)			48,953	2,736,501
Wells Fargo Small Cap Value Fund Class R6 †(l)			61,282	1,205,415
				16,230,451

Total Investment Companies (Cost $236,769,893)				236,977,055

	Yield
Short-Term Investments : 0.56%
Investment Companies : 0.30%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.87%		923,498	923,498

		Maturity date	Principal
U.S. Treasury Securities : 0.26%
U.S. Treasury Bill (z)#	0.64	9-6-2018	$782,000	781,918

Total Short-Term Investments (Cost $1,705,415)				1,705,416

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo WealthBuilder Conservative Allocation Fund

		Value
Total investments in securities (Cost $305,032,756)	100.25%	$304,694,695
Other assets and liabilities, net	(0.25)	(756,743)

Total net assets	100.00%	$303,937,952

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

ETF	Exchange-traded fund
REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	107	9-21-2018	$14,911,204	$15,526,235	$615,031	$0
Short
10-Year U.S. Treasury Notes	(63)	12-19-2018	(7,584,918)	(7,576,734)	8,184	0

					$623,215	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo High Yield Bond Fund Institutional Class	1,500,708	17,390	124,919	1,393,179	$4,569,627
Wells Fargo Short-Term High Yield Bond Fund Institutional Class	612,276	5,253	45,197	572,332	4,567,210
					9,136,837	3.01%

Stock Funds
Wells Fargo Disciplined U.S. Core Fund Class R6*	293,037	0	293,037	0	0
Wells Fargo Emerging Markets Equity Fund Class R6	48,798	437	1,061	48,174	1,166,284
Wells Fargo Endeavor Select Fund Institutional Class	288,513	258	39,318	249,453	2,736,501
Wells Fargo Large Cap Growth Fund Class R6	56,180	135	7,362	48,953	2,736,501
Wells Fargo Small Cap Value Fund Class R6 †	65,600	67	4,385	61,282	1,205,415
					7,844,701	2.58

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	48,023	5,535,739	4,660,264	923,498	923,498	0.30

					$17,905,036	5.89%

*	No longer held at the end of the period.
†	Non-income earning security

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	4%		4%		$34,130,583
Wells Fargo Core Bond Portfolio	1		1		72,777,747
Wells Fargo Disciplined Large Cap Portfolio	0		4		17,394,877
Wells Fargo Emerging Growth Portfolio	0	*	0	*	2,142,087
Wells Fargo Factor Enhanced Emerging Markets Portfolio	1		1		3,294,866
Wells Fargo Factor Enhanced International Portfolio	1		1		8,130,172
Wells Fargo Factor Enhanced Large Cap Portfolio	1		1		13,629,546
Wells Fargo Factor Enhanced Small Cap Portfolio	1		1		2,749,172
Wells Fargo High Yield Corporate Bond Portfolio	12		12		13,679,261
Wells Fargo Real Return Portfolio	10		6		13,644,703
Wells Fargo U.S. REIT Portfolio	5		5		3,046,070

					$184,619,084	60.74%

*	The amount owned is less than 0.5%.

Wells Fargo WealthBuilder Conservative Allocation Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level

3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Exchange-traded funds	$66,012,224	$0	$0	$66,012,224
Investment companies	52,357,971	0	0	52,357,971
Short-term investments
Investment companies	923,498	0	0	923,498
U.S. Treasury securities	781,918	0	0	781,918
Investments measured at net asset value*				184,619,084

	120,075,611	0	0	304,694,695
Futures contracts	623,215	0	0	623,215

Total assets	$120,698,826	$0	$0	$305,317,910

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in the affiliated Master Portfolios are valued at $184,619,084. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays US ex-Corporate Index, before fees and expenses
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo US REIT Index, before fees and expenses

Wells Fargo WealthBuilder Growth Allocation Fund	Portfolio of investments — August 31, 2018 (unaudited)

Security name			Shares	Value
Exchange-Traded Funds : 4.30%
iShares S&P 500 Index ETF			7,285	$2,130,425
Vanguard Intermediate-Term Corporate Bond ETF			79,877	6,723,247
Vanguard Short-Term Bond ETF			79,281	6,206,909
Total Exchange-Traded Funds (Cost $15,195,446)				15,060,581

Investment Companies : 95.34%
Affiliated Master Portfolios : 72.27%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio				7,761,179
Wells Fargo Core Bond Portfolio				16,550,567
Wells Fargo Disciplined Large Cap Portfolio				80,867,824
Wells Fargo Emerging Growth Portfolio				10,187,628
Wells Fargo Factor Enhanced Emerging Markets Portfolio				14,661,179
Wells Fargo Factor Enhanced International Portfolio				37,484,095
Wells Fargo Factor Enhanced Large Cap Portfolio				63,206,380
Wells Fargo Factor Enhanced Small Cap Portfolio				12,775,230
Wells Fargo High Yield Corporate Bond Portfolio				3,120,331
Wells Fargo Real Return Portfolio				3,107,983
Wells Fargo U.S. REIT Portfolio				3,541,234
				253,263,630

Alternative Investment Funds : 2.96%
AQR Managed Futures Strategy Fund Class R6 †			385,877	3,472,893
PIMCO CommodityRealReturn Strategy Fund Institutional Class			539,592	3,447,990
The Arbitrage Fund Class I			264,747	3,460,247
				10,381,130

Bond Funds : 1.77%
Federated Institutional High Yield Bond Fund Class R6			160,069	1,563,877
Oppenheimer International Bond Fund Class I			471,393	2,545,521
Wells Fargo High Yield Bond Fund Institutional Class (l)			317,427	1,041,161
Wells Fargo Short-Term High Yield Bond Fund Institutional Class (l)			129,931	1,036,848
				6,187,407

Stock Funds : 18.34%
Calamos Market Neutral Income Fund Class I			257,185	3,461,716
DFA International Small Cap Value Portfolio Institutional Class			250,805	5,357,204
Dodge & Cox International Stock Fund			312,949	13,525,638
T. Rowe Price International Discovery Fund Institutional Class			76,711	5,518,607
Wells Fargo Emerging Markets Equity Fund Class R6 (l)			216,787	5,248,422
Wells Fargo Endeavor Select Fund Institutional Class (l)			1,164,907	12,779,028
Wells Fargo Large Cap Growth Fund Class R6 (l)			228,887	12,794,756
Wells Fargo Small Cap Value Fund Class R6 †(l)			283,496	5,576,367
				64,261,738

Total Investment Companies (Cost $315,628,521)				334,093,905

	Yield
Short-Term Investments : 0.51%
Investment Companies : 0.26%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.87%		910,863	910,863

		Maturity date	Principal
U.S. Treasury Securities : 0.25%
U.S. Treasury Bill (z)#	0.64	9-6-2018	$867,000	866,909

Total Short-Term Investments (Cost $1,777,771)				1,777,772

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo WealthBuilder Growth Allocation Fund

		Value
Total investments in securities (Cost $332,601,738)	100.15%	$350,932,258
Other assets and liabilities, net	(0.15)	(519,046)

Total net assets	100.00%	$350,413,212

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

ETF	Exchange-traded fund
REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	122	9-21-2018	$17,001,560	$17,702,810	$701,250	$0
Short
10-Year U.S. Treasury Notes	(72)	12-19-2018	(8,668,478)	(8,659,125)	9,353	0

					$710,603	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo High Yield Bond Fund Institutional Class	326,928	9,984	19,485	317,427	$1,041,161
Wells Fargo Short-Term High Yield Bond Fund Institutional Class	133,613	3,750	7,432	129,931	1,036,848
					2,078,009	0.59%

Stock Funds
Wells Fargo Disciplined U.S. Core Fund Class R6*	1,301,297	0	1,301,297	0	0
Wells Fargo Emerging Markets Equity Fund Class R6	215,735	1,052	0	216,787	5,248,422
Wells Fargo Endeavor Select Fund Institutional Class	1,281,318	0	116,411	1,164,907	12,779,028
Wells Fargo Large Cap Growth Fund Class R6	249,632	3,198	23,943	228,887	12,794,756
Wells Fargo Small Cap Value Fund Class R6 †	291,878	0	8,382	283,496	5,576,367
					36,398,573	10.39

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	163,691	5,696,908	4,949,736	910,863	910,863	0.26

					$39,387,445	11.24%

*	No longer held at the end of the period.
†	Non-income-earning security

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	1%		1%		$7,761,179
Wells Fargo Core Bond Portfolio	0	*	0	*	16,550,567
Wells Fargo Disciplined Large Cap Portfolio	0		18		80,867,824
Wells Fargo Emerging Growth Portfolio	1		1		10,187,628
Wells Fargo Factor Enhanced Emerging Markets Portfolio	5		5		14,661,179
Wells Fargo Factor Enhanced International Portfolio	4		4		37,484,095
Wells Fargo Factor Enhanced Large Cap Portfolio	4		4		63,206,380
Wells Fargo Factor Enhanced Small Cap Portfolio	3		3		12,775,230
Wells Fargo High Yield Corporate Bond Portfolio	3		3		3,120,331
Wells Fargo Real Return Portfolio	2		1		3,107,983
Wells Fargo U.S. REIT Portfolio	6		6		3,541,234

					$253,263,630	72.27%

*	The amount owned is less than 0.5%.

Wells Fargo WealthBuilder Growth Allocation Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Exchange-traded funds	$15,060,581	$0	$0	$15,060,581
Investment companies	80,830,275	0	0	80,830,275
Short-term investments
Investment companies	910,863	0	0	910,863
U.S. Treasury securities	866,909	0	0	866,909
Investments measured at net asset value*				253,263,630

	97,668,628	0	0	350,932,258
Futures contracts	710,603	0	0	710,603

Total assets	$98,379,231	$0	$0	$351,642,861

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in the affiliated Master Portfolios are valued at $253,263,630. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays US ex-Corporate Index, before fees and expenses
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo US REIT Index, before fees and expenses

Wells Fargo WealthBuilder Growth Balanced Fund	Portfolio of investments — August 31, 2018 (unaudited)

Security name			Shares	Value
Exchange-Traded Funds : 10.10%
iShares S&P 500 Index ETF			34,921	$10,212,297
Vanguard Intermediate-Term Corporate Bond ETF			386,409	32,524,046
Vanguard Short-Term Bond ETF			383,741	30,043,083
Total Exchange-Traded Funds (Cost $73,504,696)				72,779,426

Investment Companies : 89.59%
Affiliated Master Portfolios : 68.42%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio				37,566,429
Wells Fargo Core Bond Portfolio				80,105,033
Wells Fargo Disciplined Large Cap Portfolio				124,649,121
Wells Fargo Emerging Growth Portfolio				15,549,386
Wells Fargo Factor Enhanced Emerging Markets Portfolio				22,551,048
Wells Fargo Factor Enhanced International Portfolio				57,903,974
Wells Fargo Factor Enhanced Large Cap Portfolio				97,517,088
Wells Fargo Factor Enhanced Small Cap Portfolio				19,702,795
Wells Fargo High Yield Corporate Bond Portfolio				15,075,764
Wells Fargo Real Return Portfolio				15,037,781
Wells Fargo U.S. REIT Portfolio				7,275,959
				492,934,378

Alternative Investment Funds : 3.00%
AQR Managed Futures Strategy Fund Class R6 †			807,002	7,263,021
PIMCO CommodityRealReturn Strategy Fund Institutional Class			1,123,611	7,179,874
The Arbitrage Fund Class I			549,114	7,176,925
				21,619,820

Bond Funds : 4.17%
Federated Institutional High Yield Bond Fund Class R6			774,122	7,563,174
Oppenheimer International Bond Fund Class I			2,301,789	12,429,662
Wells Fargo High Yield Bond Fund Institutional Class (l)			1,536,306	5,039,083
Wells Fargo Short-Term High Yield Bond Fund Institutional Class (l)			630,607	5,032,245
				30,064,164

Stock Funds : 14.00%
Calamos Market Neutral Income Fund Class I			533,972	7,187,269
DFA International Small Cap Value Portfolio Institutional Class			387,046	8,267,295
Dodge & Cox International Stock Fund			483,121	20,880,495
T. Rowe Price International Discovery Fund Institutional Class			118,270	8,508,323
Wells Fargo Emerging Markets Equity Fund Class R6 (l)			334,375	8,095,225
Wells Fargo Endeavor Select Fund Institutional Class (l)			1,791,331	19,650,897
Wells Fargo Large Cap Growth Fund Class R6 (l)			351,648	19,657,097
Wells Fargo Small Cap Value Fund Class R6 †(l)			438,464	8,624,595
				100,871,196

Total Investment Companies (Cost $620,189,267)				645,489,558

	Yield
Short-Term Investments : 0.59%
Investment Companies : 0.34%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.87%		2,464,101	2,464,101

		Maturity date	Principal
U.S. Treasury Securities : 0.25%
U.S. Treasury Bill (z)#	0.64	9-6-2018	$1,785,000	1,784,813

Total Short-Term Investments (Cost $4,248,911)				4,248,914

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo WealthBuilder Growth Balanced Fund

		Value
Total investments in securities (Cost $697,942,874)	100.28%	$722,517,898
Other assets and liabilities, net	(0.28)	(1,999,571)

Total net assets	100.00%	$720,518,327

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

ETF	Exchange-traded fund
REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	253	9-21-2018	$35,257,334	$36,711,565	$1,454,231	$0
Short
10-Year U.S. Treasury Notes	(149)	12-19-2018	(17,938,934)	(17,919,578)	19,356	0

					$1,473,587	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo High Yield Bond Fund Institutional Class	1,584,935	33,540	82,169	1,536,306	$5,039,083
Wells Fargo Short-Term High Yield Bond Fund Institutional Class	645,811	12,317	27,521	630,607	5,032,245
					10,071,328	1.40%

Stock Funds
Wells Fargo Disciplined U.S. Core Fund Class R6*	2,010,249	0	2,010,249	0	0
Wells Fargo Emerging Markets Equity Fund Class R6	333,632	743	0	334,375	8,095,225
Wells Fargo Endeavor Select Fund Institutional Class	1,978,166	0	186,835	1,791,331	19,650,897
Wells Fargo Large Cap Growth Fund Class R6	385,409	370	34,131	351,648	19,657,097
Wells Fargo Small Cap Value Fund Class R6 †	450,814	0	12,350	438,464	8,624,595
					56,027,814	7.78

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	790,414	12,424,155	10,750,468	2,464,101	2,464,101	0.34

					$68,563,243	9.52%

*	No longer held at the end of the period.
†	Non-income-earning security

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	4%	4%	$37,566,429
Wells Fargo Core Bond Portfolio	1	1	80,105,033
Wells Fargo Disciplined Large Cap Portfolio	0	28	124,649,121
Wells Fargo Emerging Growth Portfolio	2	2	15,549,386
Wells Fargo Factor Enhanced Emerging Markets Portfolio	7	7	22,551,048
Wells Fargo Factor Enhanced International Portfolio	6	6	57,903,974
Wells Fargo Factor Enhanced Large Cap Portfolio	6	6	97,517,088
Wells Fargo Factor Enhanced Small Cap Portfolio	5	5	19,702,795
Wells Fargo High Yield Corporate Bond Portfolio	13	13	15,075,764
Wells Fargo Real Return Portfolio	11	7	15,037,781
Wells Fargo U.S. REIT Portfolio	12	12	7,275,959

			$492,934,378	68.42%

Wells Fargo WealthBuilder Growth Balanced Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level

3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$72,779,426	$0	$0	$72,779,426
Investment companies	152,555,180	0	0	152,555,180
Short-term investments
Investment companies	2,464,101	0	0	2,464,101
U.S. Treasury securities	1,784,813	0	0	1,784,813
Investments measured at net asset value*				492,934,378

	229,583,520	0	0	722,517,898
Futures contracts	1,473,587	0	0	1,473,587

Total assets	$231,057,107	$0	$0	$723,991,485

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in the affiliated Master Portfolios are valued at $492,934,378. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays US ex-Corporate Index, before fees and expenses

Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation

Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation

Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo US REIT Index, before fees and expenses

Wells Fargo WealthBuilder Moderate Balanced Fund	Portfolio of investments — August 31, 2018 (unaudited)

Security name			Shares	Value
Exchange-Traded Funds : 15.90%
iShares S&P 500 Index ETF			40,569	$11,863,998
Vanguard Intermediate-Term Corporate Bond ETF			454,443	38,250,467
Vanguard Short-Term Bond ETF			451,473	35,345,821
Total Exchange-Traded Funds (Cost $86,106,443)				85,460,286

Investment Companies : 83.68%
Affiliated Master Portfolios : 64.49%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio				44,133,218
Wells Fargo Core Bond Portfolio				94,107,376
Wells Fargo Disciplined Large Cap Portfolio				61,665,497
Wells Fargo Emerging Growth Portfolio				7,595,845
Wells Fargo Factor Enhanced Emerging Markets Portfolio				11,433,293
Wells Fargo Factor Enhanced International Portfolio				28,822,261
Wells Fargo Factor Enhanced Large Cap Portfolio				48,314,903
Wells Fargo Factor Enhanced Small Cap Portfolio				9,745,554
Wells Fargo High Yield Corporate Bond Portfolio				17,711,618
Wells Fargo Real Return Portfolio				17,666,953
Wells Fargo U.S. REIT Portfolio				5,405,484
				346,602,002

Alternative Investment Funds : 2.98%
AQR Managed Futures Strategy Fund Class R6 †			599,305	5,393,749
PIMCO CommodityRealReturn Strategy Fund Institutional Class			818,915	5,232,864
The Arbitrage Fund Class I			410,447	5,364,547
				15,991,160

Bond Funds : 6.51%
Federated Institutional High Yield Bond Fund Class R6			909,284	8,883,707
Oppenheimer International Bond Fund Class I			2,648,798	14,303,507
Wells Fargo High Yield Bond Fund Institutional Class (l)			1,804,571	5,918,992
Wells Fargo Short-Term High Yield Bond Fund Institutional Class (l)			740,678	5,910,609
				35,016,815

Stock Funds : 9.70%
Calamos Market Neutral Income Fund Class I			399,404	5,375,977
DFA International Small Cap Value Portfolio Institutional Class			195,631	4,178,669
Dodge & Cox International Stock Fund			243,015	10,503,108
T. Rowe Price International Discovery Fund Institutional Class			59,317	4,267,299
Wells Fargo Emerging Markets Equity Fund Class R6 (l)			169,944	4,114,334
Wells Fargo Endeavor Select Fund Institutional Class (l)			884,374	9,701,583
Wells Fargo Large Cap Growth Fund Class R6 (l)			173,553	9,701,624
Wells Fargo Small Cap Value Fund Class R6 †(l)			218,550	4,298,869
				52,141,463

Total Investment Companies (Cost $439,950,337)				449,751,440

	Yield
Short-Term Investments : 0.44%
Investment Companies : 0.19%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.87%		1,013,663	1,013,663

		Maturity date	Principal
U.S. Treasury Securities : 0.25%
U.S. Treasury Bill (z)#	0.64	9-6-2018	$1,365,000	1,364,857

Total Short-Term Investments (Cost $2,378,518)				2,378,520

Portfolio of investments — August 31, 2018 (unaudited)	Wells Fargo WealthBuilder Moderate Balanced Fund

		Value
Total investments in securities (Cost $528,435,298)	100.02%	$537,590,246
Other assets and liabilities, net	(0.02)	(110,254)

Total net assets	100.00%	$537,479,992

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

ETF	Exchange-traded fund
REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	189	9-21-2018	$26,338,482	$27,424,845	$1,086,363	$0
Short
10-Year U.S. Treasury Notes	(111)	12-19-2018	(13,363,904)	(13,349,485)	14,419	0

					$1,100,782	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo High Yield Bond Fund Institutional Class	1,911,953	24,715	132,097	1,804,571	$5,918,992
Wells Fargo Short-Term High Yield Bond Fund Institutional Class	780,008	7,685	47,015	740,678	5,910,609
					11,829,601	2.20%

Stock Funds
Wells Fargo Disciplined U.S. Core Fund Class R6*	1,021,404	0	1,021,404	0	0
Wells Fargo Emerging Markets Equity Fund Class R6	170,189	151	396	169,944	4,114,334
Wells Fargo Endeavor Select Fund Institutional Class	1,008,976	0	124,602	884,374	9,701,583
Wells Fargo Large Cap Growth Fund Class R6	196,506	0	22,953	173,553	9,701,624
Wells Fargo Small Cap Value Fund Class R6 †	228,776	0	10,226	218,550	4,298,869

					27,816,410	5.18
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	0	7,647,155	6,633,492	1,013,663	1,013,663	0.19

					$40,659,674	7.57%

*	No longer held at the end of the period.
†	Non-income-earning security

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	5%	5%	$44,133,218
Wells Fargo Core Bond Portfolio	2	2	94,107,376
Wells Fargo Disciplined Large Cap Portfolio	0	14	61,665,497
Wells Fargo Emerging Growth Portfolio	1	1	7,595,845
Wells Fargo Factor Enhanced Emerging Markets Portfolio	4	4	11,433,293
Wells Fargo Factor Enhanced International Portfolio	3	3	28,822,261
Wells Fargo Factor Enhanced Large Cap Portfolio	3	3	48,314,903
Wells Fargo Factor Enhanced Small Cap Portfolio	2	2	9,745,554
Wells Fargo High Yield Corporate Bond Portfolio	16	16	17,711,618
Wells Fargo Real Return Portfolio	13	8	17,666,953
Wells Fargo U.S. REIT Portfolio	9	9	5,405,484

			$346,602,002	64.49%

Wells Fargo WealthBuilder Moderate Balanced Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level

3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$85,460,286	$0	$0	$85,460,286
Investment companies	103,149,438	0	0	103,149,438
Short-term investments
Investment companies	1,013,663	0	0	1,013,663
U.S. Treasury securities	1,364,857	0	0	1,364,857
Investments measured at net asset value*				346,602,002

	190,988,244	0	0	537,590,246
Futures contracts	1,100,782	0	0	1,100,782

Total assets	$192,089,026	$0	$0	$538,691,028

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in the affiliated Master Portfolios are valued at $346,602,002. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays US ex-Corporate Index, before fees and expenses

Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation

Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation

Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo US REIT Index, before fees and expenses

Wells Fargo WealthBuilder Equity Fund	Portfolio of investments — August 31, 2018 (unaudited)

Security name		Shares	Value
Investment Companies : 99.79%
Affiliated Master Portfolios : 78.16%
Wells Fargo Disciplined Large Cap Portfolio			$142,682,202
Wells Fargo Emerging Growth Portfolio			17,978,017
Wells Fargo Factor Enhanced Emerging Markets Portfolio			26,415,618
Wells Fargo Factor Enhanced International Portfolio			65,898,307
Wells Fargo Factor Enhanced Large Cap Portfolio			111,598,101
Wells Fargo Factor Enhanced Small Cap Portfolio			22,557,631
			387,129,876

Stock Funds : 21.63%
DFA International Small Cap Value Portfolio Institutional Class		444,703	9,498,867
Dodge & Cox International Stock Fund		553,448	23,920,039
T. Rowe Price International Discovery Fund Institutional Class		134,301	9,661,614
Wells Fargo Emerging Markets Equity Fund Class R6 (l)		383,107	9,275,013
Wells Fargo Endeavor Select Fund Institutional Class (l)		2,052,542	22,516,387
Wells Fargo Large Cap Growth Fund Class R6 (l)		403,140	22,535,553
Wells Fargo Small Cap Value Fund Class R6 (l)†		494,079	9,718,535
			107,126,008

Total Investment Companies (Cost $458,953,455)			494,255,884

	Yield
Short-Term Investments : 0.46%
Investment Companies : 0.46%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.87%	2,296,729	2,296,729

Total Short-Term Investments (Cost $2,296,729)			2,296,729

Total investments in securities (Cost $461,250,184)	100.25%		496,552,613
Other assets and liabilities, net	(0.25)		(1,256,347)

Total net assets	100.00%		$495,296,266

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Stock Funds
Wells Fargo Disciplined U.S. Core Fund Class R6*	2,260,514	0	2,260,514	0	$0
Wells Fargo Emerging Markets Equity Fund Class R6	371,461	11,752	106	383,107	9,275,013
Wells Fargo Endeavor Select Fund Institutional Class	2,226,503	0	173,961	2,052,542	22,516,387
Wells Fargo Large Cap Growth Fund Class R6	433,975	0	30,835	403,140	22,535,553
Wells Fargo Small Cap Value Fund Class R6 †	507,134	1,822	14,877	494,079	9,718,535
					64,045,488	12.93%

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	2,816,736	7,684,489	8,204,496	2,296,729	2,296,729	0.46

					$66,342,217	13.39%

*	No longer held at the end of the period.
†	Non-income-earning security

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Disciplined Large Cap Portfolio	0%	32%	$142,682,202
Wells Fargo Emerging Growth Portfolio	2	2	17,978,017
Wells Fargo Factor Enhanced Emerging Markets Portfolio	8	9	26,415,618
Wells Fargo Factor Enhanced International Portfolio	6	7	65,898,307
Wells Fargo Factor Enhanced Large Cap Portfolio	6	7	111,598,101
Wells Fargo Factor Enhanced Small Cap Portfolio	5	6	22,557,631

			$387,129,876	78.16%

Wells Fargo WealthBuilder Equity Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2018 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Investment companies	$107,126,008	$0	$0	$107,126,008
Short-term investments
Investment companies	2,296,729	0	0	2,296,729
Investments measured at net asset value*				387,129,876

Total assets	$109,422,737	$0	$0	$496,552,613

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in the affiliated Master Portfolios are valued at $387,129,876. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation

Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: October 26, 2018

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date: October 26, 2018

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: October 26, 2018